BRANDON J. CAGE

Assistant Vice President, Counsel

Law Department

Phone: 949-219-3943

Brandon.Cage@pacificlife.com

July 31, 2019

Sally Samuel

Branch Chief

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                             Registration Statement for Pacific Select VUL 2 Flexible Premium Life Insurance Policy (File No. 333-231309) funded by Pacific Select Exec Separate Account (File No. 811-05563) of Pacific Life Insurance Company

Ms. Samuel:

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 1 to the above referenced Registration Statement, with exhibits, on Form N-6. The enclosed relates to a variable life insurance policy, designated as Pacific Select VUL 2 (“PS VUL 2”), which is funded by the Separate Account.

The primary purpose of this filing is to incorporate Staff comments dated June 28, 2019.

If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage